Quarterly Holdings Report
for

Fidelity® GNMA Fund

April 30, 2020

MOG-QTLY-0620
1.800337.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 115.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 1.9%
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (a)(b)	27	27
12 month U.S. LIBOR + 1.490% 3.548% 1/1/35 (a)(b)	104	107
12 month U.S. LIBOR + 1.520% 3.535% 3/1/36 (a)(b)	46	48
12 month U.S. LIBOR + 1.630% 3.773% 3/1/33 (a)(b)	68	70
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (a)(b)	94	98
12 month U.S. LIBOR + 1.660% 4.031% 5/1/35 (a)(b)	159	164
12 month U.S. LIBOR + 1.670% 4.018% 11/1/36 (a)(b)	96	99
12 month U.S. LIBOR + 1.710% 4.393% 8/1/35 (a)(b)	181	188
12 month U.S. LIBOR + 1.890% 4.522% 8/1/35 (a)(b)	96	100
6 month U.S. LIBOR + 1.510% 3.385% 2/1/33 (a)(b)	20	20
6 month U.S. LIBOR + 1.530% 3.41% 12/1/34 (a)(b)	28	28
6 month U.S. LIBOR + 1.530% 3.41% 3/1/35 (a)(b)	27	28
6 month U.S. LIBOR + 1.550% 3.375% 9/1/33 (a)(b)	249	255
6 month U.S. LIBOR + 1.550% 3.376% 10/1/33 (a)(b)	10	10
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (a)(b)	15	16
U.S. TREASURY 1 YEAR INDEX + 2.190% 4.181% 7/1/36 (a)(b)	66	68
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.263% 10/1/33 (a)(b)	31	32
U.S. TREASURY 1 YEAR INDEX + 2.440% 4.47% 7/1/34 (a)(b)	420	438
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.827% 9/1/34 (a)(b)	244	255
3% 2/1/33 to 3/1/33	5,262	5,571
3.5% 9/1/34 to 4/1/50 (c)(d)	64,220	69,062
3.525% 7/1/42	97	106
8.5% 12/1/27	27	30
9.5% 9/1/30	10	12
		76,832
Freddie Mac - 1.7%
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (a)(b)	58	60
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (a)(b)	49	51
12 month U.S. LIBOR + 1.860% 4.24% 8/1/34 (a)(b)	85	88
12 month U.S. LIBOR + 1.860% 4.739% 4/1/36 (a)(b)	59	61
12 month U.S. LIBOR + 1.960% 4.821% 6/1/33 (a)(b)	353	366
12 month U.S. LIBOR + 2.060% 4.2% 3/1/33 (a)(b)	2	2
6 month U.S. LIBOR + 1.600% 3.58% 12/1/35 (a)(b)	9	9
6 month U.S. LIBOR + 1.840% 3.883% 10/1/36 (a)(b)	238	246
6 month U.S. LIBOR + 1.860% 3.785% 10/1/35 (a)(b)	134	139
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.428% 6/1/33 (a)(b)	207	215
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.061% 12/1/35 (a)(b)	973	1,016
U.S. TREASURY 1 YEAR INDEX + 2.260% 4.708% 6/1/33 (a)(b)	314	325
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.36% 3/1/35 (a)(b)	724	753
3% 4/1/34 to 4/1/50	21,741	23,043
3.5% 4/1/50	42,103	44,854
		71,228
Ginnie Mae - 83.9%
3% 5/15/27 to 4/20/50	305,273	327,921
3.7% 10/15/42	8,370	9,011
4% 5/15/44	2,298	2,491
4.5% 7/15/33 to 6/20/48	200,453	220,242
4.75% 7/15/40	873	974
4.875% 9/15/39 to 12/15/39	5,704	6,394
5.09% 4/15/36 to 11/15/36	5,224	5,878
5.15% 2/15/36 to 4/15/36	468	527
5.2% 7/15/36	61	69
5.25% 4/15/36 to 4/15/37	452	509
5.39% 5/15/36	177	201
5.45% 2/15/37	701	801
5.5% 7/20/24 to 2/20/42	7,477	8,568
5.6% 11/15/36	260	298
5.65% 4/15/37	99	114
5.85% 1/15/37	108	125
6.45% 1/15/32 to 8/15/32	203	235
6.5% 7/15/23 to 1/15/39	6,393	7,388
7% to 7% 4/15/22 to 9/20/34	12,442	14,223
7.25% 9/15/27	33	37
7.5% to 7.5% 9/15/21 to 9/20/32	4,786	5,439
8% 12/15/21 to 9/15/31	1,234	1,394
8.5% 9/15/21 to 2/15/31	138	163
9% to 9% 11/15/20 to 5/15/30	25	27
2.5% 3/15/28 to 3/20/43	60,408	63,705
2.5% 5/1/50 (e)	38,100	40,207
2.5% 5/1/50 (e)	23,900	25,222
2.5% 5/1/50 (e)	23,900	25,222
2.5% 5/1/50 (e)	47,900	50,549
2.5% 5/1/50 (e)	23,900	25,222
2.5% 5/1/50 (e)	5,775	6,094
2.5% 5/1/50 (e)	19,225	20,288
3% 5/1/50 (e)	46,000	48,953
3% 5/1/50 (e)	7,100	7,556
3% 5/1/50 (e)	5,450	5,800
3% 5/1/50 (e)	15,550	16,548
3% 5/1/50 (e)	5,450	5,800
3% 5/1/50 (e)	169,050	179,901
3% 5/1/50 (e)	169,050	179,901
3.25% 2/20/41 to 7/20/46	2,023	2,037
3.5% to 3.5% 9/15/26 to 1/20/50 (c)(d)(f)(g)	932,361	1,007,679
3.5% 5/1/50 (e)	1,000	1,061
3.5% 5/1/50 (e)	9,800	10,395
3.5% 5/1/50 (e)	9,850	10,448
3.5% 5/1/50 (e)	9,800	10,395
3.5% 5/1/50 (e)	1,000	1,061
3.5% 5/1/50 (e)	9,850	10,448
3.5% 5/1/50 (e)	58,550	62,107
3.5% 5/1/50 (e)	12,850	13,631
3.5% 5/1/50 (e)	10,500	11,138
3.5% 5/1/50 (e)	20,650	21,904
3.74% 7/20/42 to 8/20/42	871	943
3.75% 10/20/41 to 7/20/47	25,491	27,323
4% 2/20/33 to 1/20/50	772,162	834,519
4.25% 1/20/46	653	707
5% 6/20/29 to 7/20/48	98,461	109,549
5.35% 4/20/29 to 12/20/30	7,538	8,254
5.75% 9/20/39 to 9/20/40	11,021	12,462
6% to 6% 12/15/23 to 3/15/39	10,833	12,407
7.395% 6/20/25 to 2/20/27	287	318
		3,482,783
Uniform Mortgage Backed Securities - 27.7%
2% 6/1/50 (e)	51,400	52,416
2% 6/1/50 (e)	50,000	50,988
2.5% 5/1/35 (e)	36,500	38,160
2.5% 5/1/35 (e)	36,300	37,951
2.5% 5/1/35 (e)	29,100	30,423
2.5% 5/1/35 (e)	51,200	53,528
2.5% 5/1/35 (e)	28,700	30,005
2.5% 5/1/35 (e)	2,100	2,195
2.5% 5/1/35 (e)	9,450	9,880
2.5% 5/1/35 (e)	25,750	26,921
2.5% 5/1/35 (e)	10,300	10,768
2.5% 5/1/35 (e)	10,300	10,768
2.5% 5/1/35 (e)	22,750	23,784
2.5% 5/1/35 (e)	31,200	32,619
2.5% 5/1/35 (e)	22,750	23,784
2.5% 5/1/35 (e)	56,500	59,069
2.5% 7/1/35 (e)	83,850	87,466
2.5% 6/1/50 (e)	40,300	41,899
3% 5/1/50 (e)	20,100	21,218
3% 5/1/50 (e)	11,050	11,665
3% 5/1/50 (e)	5,150	5,436
3% 5/1/50 (e)	8,200	8,656
3% 5/1/50 (e)	7,200	7,601
3% 5/1/50 (e)	68,500	72,310
3% 5/1/50 (e)	6,800	7,178
3% 5/1/50 (e)	11,050	11,665
3% 5/1/50 (e)	13,250	13,987
3% 5/1/50 (e)	700	739
3% 5/1/50 (e)	39,150	41,328
3% 6/1/50 (e)	6,800	7,169
3% 6/1/50 (e)	48,400	51,030
3.5% 5/1/50 (e)	1,000	1,057
3.5% 5/1/50 (e)	49,700	52,531
3.5% 5/1/50 (e)	46,600	49,254
3.5% 5/1/50 (e)	16,500	17,440
3.5% 5/1/50 (e)	9,850	10,411
3.5% 5/1/50 (e)	18,150	19,184
3.5% 5/1/50 (e)	42,100	44,498
3.5% 6/1/50 (e)	18,150	19,196
3.5% 6/1/50 (e)	14,100	14,912
3.5% 6/1/50 (e)	9,850	10,418
3.5% 6/1/50 (e)	9,850	10,418
3.5% 6/1/50 (e)	18,150	19,196
		1,151,121
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,655,204)		4,781,964

Collateralized Mortgage Obligations - 17.9%
U.S. Government Agency - 17.9%
Fannie Mae:
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	$771	$830
Series 2016-3 Class IP, 4% 2/25/46 (h)	41,702	5,702
Series 2016-78 Class IO, 3.5% 11/25/46 (h)	10,940	1,305
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 5.7128% 10/25/47 (a)(h)(i)	41,030	7,061
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (a)(h)	186	38
Series 339 Class 5, 5.5% 7/25/33 (h)	241	44
Series 343 Class 16, 5.5% 5/25/34 (h)	209	35
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	479	581
Series 40 Class K, 6.5% 8/17/24	80	87
sequential payer Series 2204 Class N, 7.5% 12/20/29	925	1,109
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 5.386% 8/15/47 (a)(h)(i)	25,173	3,259
Ginnie Mae Series 2011-93 Class SA, 6.660% - 1 month U.S. LIBOR 5.9418% 7/20/41 (a)(h)(i)	13,798	3,580
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.8959% 6/16/37 (a)(h)(i)	1,200	302
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 1.5441% 6/16/38 (a)(b)	273	276
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 1.2983% 7/20/38 (a)(b)	797	799
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 1.4441% 10/16/40 (a)(b)	1,674	1,684
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 1.5091% 3/20/60 (a)(b)(j)	15,602	15,571
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.2891% 7/20/60 (a)(b)(j)	10,126	10,037
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.6558% 9/20/60 (a)(b)(j)	12,160	12,054
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.6558% 8/20/60 (a)(b)(j)	12,849	12,742
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.7358% 12/20/60 (a)(b)(j)	4,352	4,333
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.8558% 12/20/60 (a)(b)(j)	6,269	6,252
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.8558% 2/20/61 (a)(b)(j)	2,509	2,504
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.8458% 2/20/61 (a)(b)(j)	14,038	14,009
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.8558% 4/20/61 (a)(b)(j)	5,042	5,028
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.8558% 5/20/61 (a)(b)(j)	6,665	6,644
Class FC, 1 month U.S. LIBOR + 0.500% 1.8558% 5/20/61 (a)(b)(j)	5,731	5,714
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.8858% 6/20/61 (a)(b)(j)	7,152	7,137
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.9558% 10/20/61 (a)(b)(j)	8,278	8,274
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 1.1441% 4/16/42 (a)(b)	561	560
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 1.0941% 6/16/42 (a)(b)	644	640
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.0558% 11/20/61 (a)(b)(j)	7,858	7,872
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.0558% 1/20/62 (a)(b)(j)	5,155	5,164
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.9858% 1/20/62 (a)(b)(j)	7,654	7,656
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.9858% 3/20/62 (a)(b)(j)	4,819	4,812
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.0058% 5/20/61 (a)(b)(j)	112	112
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.8858% 7/20/60 (a)(b)(j)	235	235
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.6358% 5/20/63 (a)(b)(j)	271	270
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.5558% 4/20/63 (a)(b)(j)	310	308
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 1.0683% 1/20/46 (a)(b)	2,254	2,234
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	4,367	5,012
Series 2004-19 Class DP, 5.5% 3/20/34	15	16
Series 2005-24 Class TC, 5.5% 3/20/35	3,739	4,171
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,498
Series 2006-50 Class JC, 5% 6/20/36	1,772	1,903
Series 2010-117 Class E, 3% 10/20/39	6,342	6,532
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 8.5635% 12/20/40 (a)(i)	5,622	6,760
Series 2010-160 Class MX, 4.5% 8/20/39	4,606	4,793
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	1,335	86
Series 2015-24 Class PI, 3.5% 2/20/45 (h)	18,805	3,157
Series 2016-69 Class WA, 3% 2/20/46	2,852	3,011
Series 2017-134 Class BA, 2.5% 11/20/46	890	935
Series 2017-139 Class K, 3% 8/20/47	41,885	43,893
Series 2017-153 Class GA, 3% 9/20/47	6,567	6,917
Series 2017-182 Class KA, 3% 10/20/47	6,153	6,478
Series 2018-13 Class Q, 3% 4/20/47	8,078	8,461
sequential payer:
Series 2002-18 Class ZB, 6% 3/20/32	611	671
Series 2002-42 Class ZA, 6% 6/20/32	415	481
Series 2003-75 Class ZA, 5.5% 9/20/33	1,621	1,846
Series 2004-24 Class ZM, 5% 4/20/34	3,508	3,994
Series 2004-46 Class BZ, 6% 6/20/34	2,042	2,445
Series 2004-86 Class G, 6% 10/20/34	6,273	7,784
Series 2005-26 Class ZA, 5.5% 1/20/35	15,453	17,702
Series 2005-28 Class AJ, 5.5% 4/20/35	1,190	1,213
Series 2005-47 Class ZY, 6% 6/20/35	9,719	11,289
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,221
Series 2005-82 Class JV, 5% 6/20/35	3,067	3,455
Series 2006-2 Class Z, 5.5% 1/20/36	6,953	7,987
Series 2010-160 Class DY, 4% 12/20/40	37,172	40,922
Series 2010-168 Class BG, 4% 4/20/40	8,896	10,007
Series 2010-170 Class B, 4% 12/20/40	5,872	6,466
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 7.9117% 2/16/41 (a)(i)	12,157	14,758
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,125
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 6.3082% 5/16/41 (a)(i)	23,739	27,409
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.0058% 11/20/65 (a)(b)(j)	352	352
Series 2017-139 Class BA, 3% 9/20/47	12,767	13,646
Series 2018-H12 Class HA, 3.25% 8/20/68 (j)	22,681	24,600
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 5.7059% 5/16/34 (a)(h)(i)	368	80
Class SG, 6.500% - 1 month U.S. LIBOR 5.7818% 3/20/33 (a)(h)(i)	5,450	1,059
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 6.4059% 8/16/34 (a)(h)(i)	2,091	552
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 6.4059% 8/17/34 (a)(h)(i)	727	188
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 6.0818% 2/20/35 (a)(h)(i)	3,989	934
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,250
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 5.5818% 7/20/34 (a)(h)(i)	4,089	929
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 10.0226% 3/20/36 (a)(i)	3,987	5,195
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 35.4352% 6/16/37 (a)(i)	1,120	2,188
Series 2009-13 Class E, 4.5% 3/16/39	3,269	3,497
Series 2009-42 Class AY, 5% 6/16/37	2,338	2,621
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.1559% 2/16/40 (a)(h)(i)	2,826	542
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.2891% 5/20/60 (a)(b)(j)	6,703	6,645
Series 2011-52 Class HI, 7% 4/16/41 (h)	532	113
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 5.2818% 4/20/41 (a)(h)(i)	7,427	1,525
Series 2012-103 Class IL, 3% 8/20/27 (h)	23,348	1,551
Series 2012-64 Class KI, 3.5% 11/20/36 (h)	773	13
Series 2012-75 Class SA, 6.050% - 1 month U.S. LIBOR 5.3318% 6/20/42 (a)(h)(i)	13,021	3,028
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.9059% 6/16/42 (a)(h)(i)	1,953	464
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 7.709% 4/20/39 (a)(i)	1,403	1,460
Class ST, 8.800% - 1 month U.S. LIBOR 7.8423% 8/20/39 (a)(i)	5,270	5,474
Series 2013-149 Class MA, 2.5% 5/20/40	40,194	41,975
Series 2013-182 Class IQ, 4.5% 12/16/43 (h)	6,669	1,242
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 8.0635% 3/20/41 (a)(i)	30,974	37,283
Series 2014-133 Class IB, 5% 9/20/44 (h)	6,327	1,228
Series 2014-146 Class EI, 5% 10/20/44 (h)	12,042	2,343
Series 2014-154 Class IO, 5% 10/20/44 (h)	2,443	475
Series 2014-158 Class ID, 5% 10/20/44 (h)	10,411	2,155
Series 2014-178 Class IO, 5% 11/20/44 (h)	15,285	2,985
Series 2014-2 Class BA, 3% 1/20/44	7,241	7,789
Series 2014-21 Class HA, 3% 2/20/44	3,224	3,415
Series 2014-25 Class HC, 3% 2/20/44	4,966	5,396
Series 2014-5 Class A, 3% 1/20/44	4,418	4,727
Series 2015-117 Class KI, 5% 8/20/45 (h)	14,927	2,930
Series 2015-14 Class IO, 5% 10/20/44 (h)	16,794	3,284
Series 2015-79 Class IC, 5% 5/20/45 (h)	7,981	1,575
Series 2015-H21:
Class HZ, 4.3487% 6/20/63 (a)(j)	6,149	6,388
Class JZ, 4.261% 6/20/65 (a)(j)	1,235	1,305
Series 2016-146 Class AL, 5.8142% 5/20/40 (a)	4,087	4,814
Series 2016-17 Class A, 3% 2/16/46	25,819	27,800
Series 2016-171 Class BI, 5% 10/20/44 (h)	14,688	2,852
Series 2017-186 Class HK, 3% 11/16/45	14,529	15,387
Series 2017-75 Class PT, 5.717% 4/20/47 (a)	18,855	22,207
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.56% 8/20/66 (a)(b)(j)	21,310	21,104
		744,817
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $713,877)		744,817

Commercial Mortgage Securities - 0.0%
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (a)(h)	1,615	0
Series 2001-12 Class X, 0.643% 7/16/40 (a)(h)	122	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.8656% 9/16/42 (a)(h)	2,863	18
Series 2002-62 Class IO, 1.085% 8/16/42 (a)(h)	1,799	4
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $6,234)		22
	Shares	Value (000s)

Money Market Funds - 14.9%
Fidelity Cash Central Fund 0.16% (k)
(Cost $616,826)	616,647,354	616,832

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	50,700	$499
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	50,900	491
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	19,900	91

TOTAL PUT OPTIONS			1,081

Call Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	50,700	2,700
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	50,900	2,794
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	19,900	1,539

TOTAL CALL OPTIONS			7,033

TOTAL PURCHASED SWAPTIONS
(Cost $6,940)			8,114
TOTAL INVESTMENT IN SECURITIES - 148.2%
(Cost $5,999,081)			6,151,749
NET OTHER ASSETS (LIABILITIES) - (48.2)%			(2,001,345)
NET ASSETS - 100%			$4,150,404

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2.5% 5/1/50	$(29,500)	$(31,131)
2.5% 5/1/50	(19,150)	(20,209)
2.5% 5/1/50	(18,125)	(19,127)
2.5% 5/1/50	(18,125)	(19,127)
2.5% 5/1/50	(24,850)	(26,224)
2.5% 5/1/50	(24,050)	(25,380)
2.5% 5/1/50	(21,000)	(22,161)
2.5% 5/1/50	(23,900)	(25,222)
2.5% 5/1/50	(5,775)	(6,094)
2.5% 5/1/50	(19,225)	(20,288)
3% 5/1/50	(15,550)	(16,548)
3% 5/1/50	(15,550)	(16,548)
3% 5/1/50	(5,450)	(5,800)
3% 5/1/50	(7,100)	(7,556)
3% 5/1/50	(2,350)	(2,501)
3% 5/1/50	(7,100)	(7,556)
3% 5/1/50	(5,450)	(5,800)
3% 5/1/50	(15,550)	(16,548)
3% 5/1/50	(5,450)	(5,800)
3% 5/1/50	(169,050)	(179,901)
3% 5/1/50	(169,050)	(179,901)
3% 5/1/50	(12,500)	(13,302)
3% 5/1/50	(51,000)	(54,274)
3% 5/1/50	(36,200)	(38,524)
3.5% 5/1/50	(20,650)	(21,904)
3.5% 5/1/50	(9,800)	(10,395)
3.5% 5/1/50	(1,000)	(1,061)
3.5% 5/1/50	(9,850)	(10,448)
3.5% 5/1/50	(20,650)	(21,904)
3.5% 5/1/50	(10,500)	(11,138)
3.5% 5/1/50	(14,550)	(15,434)
3.5% 5/1/50	(12,850)	(13,631)
3.5% 5/1/50	(12,850)	(13,631)
3.5% 5/1/50	(10,500)	(11,138)
3.5% 5/1/50	(20,650)	(21,904)
4% 5/1/50	(9,100)	(9,685)
4% 5/1/50	(28,200)	(30,012)
4% 5/1/50	(28,700)	(30,544)
4% 5/1/50	(21,550)	(22,935)
4% 5/1/50	(21,550)	(22,935)

TOTAL GINNIE MAE		(1,034,221)

Uniform Mortgage Backed Securities
2.5% 5/1/35	(83,850)	(87,663)
2.5% 5/1/35	(51,000)	(53,319)
2.5% 5/1/35	(47,900)	(50,078)
3% 5/1/50	(6,800)	(7,178)
3% 5/1/50	(7,950)	(8,392)
3% 5/1/50	(15,050)	(15,887)
3% 5/1/50	(7,200)	(7,601)
3% 5/1/50	(700)	(739)
3% 5/1/50	(14,000)	(14,779)
3% 5/1/50	(39,800)	(42,014)
3% 5/1/50	(20,700)	(21,851)
3% 5/1/50	(14,800)	(15,623)
3% 5/1/50	(11,050)	(11,665)
3% 5/1/50	(13,250)	(13,987)
3% 5/1/50	(700)	(739)
3% 5/1/50	(39,150)	(41,328)
3% 6/1/50	(6,800)	(7,169)
3% 6/1/50	(48,400)	(51,030)
3.5% 5/1/50	(18,150)	(19,184)
3.5% 5/1/50	(14,100)	(14,903)
3.5% 5/1/50	(9,850)	(10,411)
3.5% 5/1/50	(50,000)	(52,848)
3.5% 5/1/50	(16,500)	(17,440)
3.5% 5/1/50	(9,850)	(10,411)
3.5% 5/1/50	(18,150)	(19,184)
3.5% 5/1/50	(5,200)	(5,496)
3.5% 5/1/50	(42,100)	(44,498)
3.5% 6/1/50	(42,100)	(44,526)
3.5% 6/1/50	(9,850)	(10,418)
3.5% 6/1/50	(18,150)	(19,196)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(719,557)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,747,765)		$(1,753,778)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.75% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2033	3/23/23	43,200	$(1,991)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.395% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	13,100	(209)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	64,700	(869)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.775% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	1,500	(15)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	8,000	(73)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	11,000	(80)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	69,500	(80)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	58,000	(681)

TOTAL PUT SWAPTIONS			(3,998)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.75% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2033	3/23/23	43,200	(1,585)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.395% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	13,100	(539)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	64,700	(3,053)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.775% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	1,500	(82)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	8,000	(482)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	11,000	(688)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	69,500	(5,629)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	58,000	(2,977)

TOTAL CALL SWAPTIONS			(15,035)

TOTAL WRITTEN SWAPTIONS			$(19,033)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	209	June 2020	$46,070	$3	$3
CBOT Long Term U.S. Treasury Bond Contracts (United States)	490	June 2020	88,705	246	246
TOTAL PURCHASED					249
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5,140	June 2020	714,781	(5,431)	(5,431)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	4,083	June 2020	512,353	(15,200)	(15,200)
TOTAL SOLD					(20,631)
TOTAL FUTURES CONTRACTS					$(20,382)

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

The notional amount of futures sold as a percentage of Net Assets is 29.6%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Jun. 2022	$61,500	$90	$0	$90
1.25%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Jun. 2025	40,430	(1)	0	(1)
1.25%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Jun. 2027	3,730	(1)	0	(1)
1.25%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Jun. 2030	33,380	(8)	0	(8)
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Jun. 2050	60	0	0	0

TOTAL INTEREST RATE SWAPS							$80	$0	$80

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,971,000.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $136,000.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,755,000.

 (g) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $2,502,000.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,656
Total	$1,656

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by the third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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